Average Annual Total Returns - ETF - Vanguard Long-Term Corporate Bond Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	13.71%	10.14%	8.25%	12.18%	8.29%	6.35%	8.06%	7.05%	5.63%	13.27%	10.06%	8.24%	13.94%	10.25%	8.25%	7.75%	4.53%	3.89%